Statements of Stockholder's Equity - USD ($) $ in Millions		Total	Common Stock	Other Paid-In Capital	AOCI	Retained Earnings	Parent [Member]
Beginning balance (in shares) at Dec. 31, 2022			13,628,447
Beginning balance at Dec. 31, 2022		$ 3,968	$ 136	$ 2,742	$ (5)	$ 1,095
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		125				125
Other comprehensive income (loss), net of tax		0
Stock-based compensation	[1]	5		5
Equity contribution from parent		30		30
Ending balance (in shares) at Dec. 31, 2023			13,628,447
Ending balance at Dec. 31, 2023		4,128	$ 136	2,777	(5)	1,220
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		242			0	242
Other comprehensive income (loss), net of tax		1			1
Cash dividends declared on common stock		(150)				(150)
Stock-based compensation	[1]	6		6
Equity contribution from parent		$ 740		740
Ending balance (in shares) at Dec. 31, 2024		13,628,447	13,628,447
Ending balance at Dec. 31, 2024		$ 4,967	$ 136	3,523	(4)	1,312
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		47
Net income		47				47
Cash dividends declared on common stock		(30)				(30)
Stock-based compensation	[2]	2		2
Ending balance (in shares) at Mar. 31, 2025			13,628,447
Ending balance at Mar. 31, 2025		$ 4,986	$ 136	3,525	(4)	1,329
Beginning balance (in shares) at Dec. 31, 2024		13,628,447	13,628,447
Beginning balance at Dec. 31, 2024		$ 4,967	$ 136	3,523	(4)	1,312
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		306				306
Other comprehensive income (loss), net of tax		0
Cash dividends declared on common stock		(120)				(120)
Stock-based compensation	[1]	$ 7		7
Ending balance (in shares) at Dec. 31, 2025		13,628,447	13,628,447
Ending balance at Dec. 31, 2025		$ 5,160	$ 136	3,530	(4)	1,498	$ 5,160
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		$ 66
Net income						66	66
Stock-based compensation	[2]			2			2
Ending balance (in shares) at Mar. 31, 2026		13,628,447
Ending balance at Mar. 31, 2026			$ 136	$ 3,532	$ (4)	$ 1,564	$ 5,228

[1]	In the form of FE common equity granted to certain JCP&L employees primarily related to the 401(k) Savings Plan.
[2]	In the form of FE common equity granted to certain JCP&L employees primarily related to the FirstEnergy 401(k) Savings Plan.